GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill by business segment	n analysis of changes in the Company’s goodwill by business segment is as follows (in millions):

	AWP	MP	Total
Balance at December 31, 2017, gross	$140.2	$195.2	$335.4
Accumulated impairment	(38.6)	(23.2)	(61.8)
Balance at December 31, 2017, net	101.6	172.0	273.6
Foreign exchange effect and other	(1.0)	(7.4)	(8.4)
Balance at December 31, 2018, gross	139.2	187.8	327.0
Accumulated impairment	(38.6)	(23.2)	(61.8)
Balance at December 31, 2018, net	100.6	164.6	265.2
Foreign exchange effect and other	0.1	4.6	4.7
Balance at December 31, 2019, gross	139.3	192.4	331.7
Accumulated impairment	(38.6)	(23.2)	(61.8)
Balance at December 31, 2019, net	$100.7	$169.2	$269.9
I
Schedule of intangible assets by class
Intangible assets, net were comprised of the following as of December 31, 2019 and 2018 (in millions):

		December 31, 2019			December 31, 2018
	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Technology	7	$9.4	$(8.8)	$0.6	$9.7	$(9.1)	$0.6
Customer Relationships	22	25.6	(22.8)	2.8	25.6	(21.7)	3.9
Land Use Rights	81	4.3	(0.7)	3.6	4.4	(0.6)	3.8
Other	8	25.1	(22.4)	2.7	24.9	(21.8)	3.1
Total definite-lived intangible assets		$64.4	$(54.7)	$9.7	$64.6	$(53.2)	$11.4

Finite-lived Intangible Assets Amortization Expense

	For the Year Ended December 31,
(in millions)	2019	2018	2017
Aggregate Amortization Expense	$1.8	$1.8	$1.8

Schedule of intangible assets amortization expense	Estimated aggregate intangible asset amortization expense (in millions) for each of the next five years is as follows:

2020	$1.4
2021	1.3
2022	1.3
2023	0.8
2024	0.6